Sales Revenue - Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 608,945	¥ 446,380
Within 1 year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	230,865	150,507
Between 1 and 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	355,882	280,981
Later than 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 22,198	¥ 14,892